Note 2 - Summary of significant accounting policies: Comprehensive income (loss) (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Comprehensive income (loss)

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.